Loans and Allowance for Credit Losses (Loans Purchased with Credit Deterioration ) (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Credit Loss [Abstract]
Purchase price	¥ 136,121
Allowance for credit losses at acquisition	14,067
Non-credit discount	(2,721)
Principal balance	¥ 147,467